Annual Total Returns - Fidelity Managed Retirement 2015 Fund [BarChart] - 07.31 Fidelity Managed Retirement Funds Z6 Combo PRO-04 - Fidelity Managed Retirement 2015 Fund - Fidelity Advisor Managed Retirement 2015 Fund-Class I
Jul. 13, 2021
Bar Chart Table:
Annual Return 2010	12.71%
Annual Return 2011	(1.21%)
Annual Return 2012	12.25%
Annual Return 2013	16.59%
Annual Return 2014	5.77%
Annual Return 2015	(0.06%)
Annual Return 2016	7.04%
Annual Return 2017	12.05%
Annual Return 2018	(3.67%)
Annual Return 2019	14.42%